Goodwill	9 Months Ended
May 31, 2022
Goodwill

9.	Goodwill

	2022	2021
	$	$

Balance, August 31,	18,495,121	18,785,807
Disposal of Eden Games	(345,150)	-
Effect of foreign exchange	(49,590)	42,055
Balance, May 31,	18,100,381	18,827,862

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)